Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value in generally accepted accounting principles and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy can be summarized as follows:

Level 1	Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2	Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

The Plan's financial instruments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

Financial Instrument	Fair Value Hierarchy	Fair Value
		2025	2024
Investments measured at fair value
Mutual funds	Level 1	$702,160,215	$650,545,282
Money market fund	Level 1	328,276	267,733
Unitized employer stock fund:
PulteGroup, Inc. common stock	Level 1	86,878,755	87,584,785
Money market fund	Level 1	2,932,143	3,416,633

Investments measured at net asset value
Common collective trust funds		652,625,174	517,566,754
		$1,444,924,563	$1,259,381,187

The Plan's investments in money market and mutual funds are stated at fair value based on quoted market prices. Investments in securities traded on a national securities exchange are valued based on published quotations on the last business day of the plan year. Mutual fund investments are valued based on the net asset value of shares held by the Plan as of the last business day of the plan year.

The above table reflects the fair value of the stock and short-term cash position underlying the unitized employer stock fund. The market value of the common stock and money market fund portions of the fund are based on quoted market prices on the last business day of the plan year. The unitized employer stock fund also includes immaterial amounts of receivables and liabilities not presented in the above table.

The Plan invests in common collective trust funds. The statements of net assets available for benefits present the investments using the net asset value practical expedient in accordance with ASC 820. Withdrawals directed by the Company must be preceded by twelve months written notice to the trustee; provided, however, that the trustee may, in its discretion, complete any such plan-level withdrawals before the expiration of such twelve-month period.